Jordan K. Thomsen
                                            Assistant Vice President and Counsel
                                                                  (212) 314-5431
                                                            Fax:  (212) 314-3953

                                                              September 13, 2010

VIA ELECTRONIC "EDGAR" FILING
-----------------------------
Securities and Exchange Commission
100 F Street N.E.
Washington, D.C. 20549

            RE:  AXA Equitable Life Insurance Company
                 Pre-Effective Amendment No. 2 to Registration Statement Filed on Form S-3/A (File No. 333-165396)
                 CIK 0000727920

Commissioners:

         On behalf of AXA Equitable Life Insurance Company (the "Registrant"), we are filing herewith Pre-Effective Amendment No. 2 to the Registrant's Form S-3 Registration Statement (File No. 333-165396).

I.  PURPOSES OF THE PRE-EFFECTIVE AMENDMENT

         The principal purpose of Pre-Effective Amendment No. 2 is to make prospectus changes in response to comments that have been received telephonically from the Commission staff subsequent to the filing (on August 13, 2010) of the previous pre-effective amendment to the Registration Statement. We have also filed a draft of certain prospectus changes responding to said telephonic staff comments by supplemental correspondence filings. Pre-Effective Amendment No. 2 also increases the amount of securities being registered and makes certain other limited corrections, revisions, and clarifications in the prospectus contained in the Registration Statement.

         At or about the time of filing hereof, we are also providing the staff with a courtesy copy of the prospectus contained in Pre-Effective Amendment No. 2, which courtesy copy is precisely marked to show changes from the version of the prospectus that we filed on August 13, 2010, which was the most recent version of the full prospectus that we provided to the Commission staff as a courtesy copy.

II. ACCELERATION OF EFFECTIVENESS OF THE REGISTRATION STATEMENT AND RELATED MATTERS

         The Registrant and the principal underwriters of the securities being registered (AXA Advisors, LLC and AXA Distributors, LLC) intend to make an oral request for acceleration of the effective date of the Registration Statement to the earliest practicable time. Accordingly, in compliance with the requirements of Rule 461(a) under the Securities Act of 1933 we have been authorized to represent, and do represent, on behalf of the registrant and the principal underwriters, that they, respectively, are aware of their obligations under that Act.

         In a letter dated June 4, 2010 giving comments on the Registration Statement, the Commission staff requested that, if acceleration of the effective date would be requested, the Registrant furnish to the Commission a letter making three acknowledgments. In compliance with that request, the Registrant hereby acknowledges that:

      o Should the Commission or the staff, acting pursuant to delegated authority, declare the Registration Statement effective, it does not foreclose the Commission from taking any action with respect to the Registration Statement;

      o The action of the Commission or the staff, acting pursuant to delegated authority, in declaring the Registration Statement effective, does not relieve the Registrant from its full responsibility for the adequacy and accuracy of the disclosure in the Registration Statement; and

      o The Registrant may not assert that action as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

         ***********************************************************

         As noted previously, we desire for the Registration Statement to become effective at the earliest practicable time, and we therefore would very much appreciate any and all efforts that the staff can make to that end.

         Please contact the undersigned at (212) 314-5431 with any further communications or, in my absence, Chris Palmer, Esq., of Goodwin Procter at
(202) 346-4253.



                                            Sincerely,



                                            ---------------
                                            Jordan K. Thomsen